Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	Columbia ETF Trust
Central Index Key	0001415845
Amendment Flag	false
Document Creation Date	Jul 3, 2013
Document Effective Date	Jul 3, 2013
Prospectus Date	Mar 1, 2013

Supplement dated July 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Large Cap Growth ETF	3/01/2013
The section entitled Fees and Expenses of the Fund in the "Summary of the Fund" section of the Fund's Prospectus is hereby replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.77%
Distribution and/or service (12b-1) fees(a)	0.00%
Other expenses(b)	9.86%
Total annual Fund operating expenses	10.63%
Less: Fee waivers and/or expense reimbursements(c)	(9.77%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements(c)	0.86%
(a)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Fund's Board of Trustees has not currently approved the commencement of any payments under the plan.
(b)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.86%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
1 year	3 years	5 years	10 years
$88	$2,179	$4,041	$7,853

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	cetft_SupplementTextBlock
Supplement dated July 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Large Cap Growth ETF	3/01/2013
The section entitled Fees and Expenses of the Fund in the "Summary of the Fund" section of the Fund's Prospectus is hereby replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.77%
Distribution and/or service (12b-1) fees(a)	0.00%
Other expenses(b)	9.86%
Total annual Fund operating expenses	10.63%
Less: Fee waivers and/or expense reimbursements(c)	(9.77%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements(c)	0.86%
(a)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Fund's Board of Trustees has not currently approved the commencement of any payments under the plan.
(b)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.86%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
1 year	3 years	5 years	10 years
$88	$2,179	$4,041	$7,853

Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cetft_SupplementTextBlock
Supplement dated July 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Large Cap Growth ETF	3/01/2013
The section entitled Fees and Expenses of the Fund in the "Summary of the Fund" section of the Fund's Prospectus is hereby replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.77%
Distribution and/or service (12b-1) fees(a)	0.00%
Other expenses(b)	9.86%
Total annual Fund operating expenses	10.63%
Less: Fee waivers and/or expense reimbursements(c)	(9.77%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements(c)	0.86%
(a)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Fund's Board of Trustees has not currently approved the commencement of any payments under the plan.
(b)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.86%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
1 year	3 years	5 years	10 years
$88	$2,179	$4,041	$7,853

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Large Cap Growth ETF | Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	9.86%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	10.63%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.77%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.86%	[3]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	2,179
5 years	rr_ExpenseExampleYear05	4,041
10 years	rr_ExpenseExampleYear10	7,853
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	2,179
5 years	rr_ExpenseExampleNoRedemptionYear05	4,041
10 years	rr_ExpenseExampleNoRedemptionYear10	7,853

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Fund's Board of Trustees has not currently approved the commencement of any payments under the plan.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.86%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 3, 2013